BANK LOANS (Tables)	6 Months Ended
Dec. 31, 2023
BANK LOANS
Schedule of short-term bank loans

	June 30,	December 31,	December 31,
	2023	2023	2023
		RMB	US Dollars
	RMB	(Unaudited)	(Unaudited)
Bank of Kunlun (1)	¥950,000	¥827,000	$116,481
Industry and Commercial Bank of China (“ICBC”) (2)	10,000,000	10,007,639	1,409,546
China Construction Bank (3)	1,501,481	1,501,646	211,502
Total short-term bank loans	¥12,451,481	¥12,336,285	$1,737,529
(1)	On August 31, 2022, the Company entered into a loan agreement with Bank of Kunlun to borrow up to ¥2,900,000 ($408,456) as working capital for eighteen months, with a maturity date of February 29, 2024. The loan has a fixed interest rate of 6.0% per annum. The Company made a withdrawal in an amount of ¥1,000,000 ($140,847) on August 31, 2022. During the year ended June 30, 2023, the Company repaid ¥50,000 ($7,042). During the six months ended December 31, 2023, the Company repaid ¥ 123,000 ($17,324). The loan is guaranteed by the non-controlling shareholder of Gan Su BHD. The Company also pledged the accounts receivable from the contracts the Company entered into with CNPC as collateral for this loan, and the total value of the contracts are approximately ¥6.5 million (approximately $1.0 million). From December 31, 2024, to the date of this report, the Company repaid ¥8,269 ($1,165).
(2)	On June 6, 2023, the Company entered into a revolving loan facility with ICBC to borrow up to ¥ 10,000,000 ($1,408,471) as working capital for one year, with a maturity date of June 7, 2024. The loan has a fixed interest rate of 2.5% per annum. The Company made the first withdrawal in an amount of ¥5,000,000 ($704,235) on June 9, 2023, with a maturity date of June 7, 2024. Company made the second withdrawal in an amount of ¥5,000,000 ($704,235) on June 13, 2023, with a maturity date of June 7, 2024. These loans are pledged by the self-owned housing property of one of the founders of the Company with carrying value of approximately ¥17.6 million (approximately $2.4 million) as collateral for these loans. As the date of this report, the Company has fully repaid the principal of the loan and the interest payable.
(3)	On August 31, 2022, the Company entered into a revolving loan facility with China Construction Bank to borrow up to ¥1,500,000 ($211,271) as working capital for twelve months, with a maturity date of June 9, 2024. The loan has a fixed interest rate of 3.95% per annum. The loan is guaranteed by the non-controlling shareholder of FGS. As the date of this report, the Company has fully repaid the principal of the loan and the interest payable.